CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 2,061,132	$ 1,186,653	$ 1,055,669
Accounts receivable, net of allowance for doubtful accounts at $-0-	51,941	36,078
Inventories	625,778	431,022
Prepaid expenses and other current assets	116,372	43,728	344,536
Total current assets	2,855,223	1,697,481	1,400,205
Property and equipment - net	134,534	155,067	144,146
Other assets	278,483	269,994	267,575
Total long-term assets	413,017	425,061	411,721
Total Assets	3,268,240	2,122,542	1,811,926
Current Liabilities:
Accounts payable	728,011	675,160	817,701
Accrued expenses and other current liabilities	374,368	558,466	401,418
Convertible notes payable, net of debt discount in the amount of $229,621 at September 30, 2012 and $53,677 at December 31, 2011	973,379	294,323
Total current liabilities	2,075,758	1,527,949	1,219,119
Long Term Liabilities:
Convertible notes payable, net of debt discount in the amount of $-0- at September 30, 2012 and $508,750 at December 31, 2011		276,250	1,077,388
Total long term liabilities		276,250	1,077,388
Total liabilities	2,075,758	1,804,199	2,296,507
Commitments and Contingencies
Stockholders' Equity (Deficit):
Common Stock, Par Value $0.001, 500,000,000 shares authorized at September 30, 2012 and December 31, 2011, 209,895,444 and 177,626,058 shares issued and outstanding, respectively	209,895	177,626	122,838
Additional paid-in capital	98,535,236	92,696,747	83,375,544
Deficit accumulated during the development stage	(97,554,274)	(92,557,542)	(83,988,850)
Total stockholders' equity/(deficiency)	1,192,482	318,343	(484,581)
Total Liabilities and Stockholders' Equity (Deficiency)	3,268,240	2,122,542	1,811,926
10% Series A Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred Stock	1,555	1,447	5,826
10% Series B Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred Stock	$ 70	$ 65	$ 61